Business Combination - Assets Acquired And Liabilities Assumed (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jan. 03, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash and cash equivalents		$ 24,047
Investments at fair value		148,674
Equity method investments		47,713
Property, plant and equipment		3,996
Intangible assets		541,718
Goodwill	$ 530,760	524,790	$ 25,464	$ 22,185
Operating lease right-of-use assets		28,487
Other assets		47,147
Total Assets Acquired		1,408,263
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Accounts payable and accrued expenses		75,846
Accrued compensation and profit sharing		25,051
Accrued member distributions payable		12,803
Delayed share purchase agreement		1,818
Earn-in consideration payable		1,519
Operating lease liabilities		29,047
Debt		124,533
Deferred tax liability, net		50,288
Other liabilities		15,482
Total Liabilities Assumed		336,387
Total Assets Acquired and Liabilities Assumed		1,071,876
Non-controlling interest in subsidiaries		(760)
Total Assets Acquired and Liabilities Assumed, Less Noncontrolling Interest		1,071,116
Management/Advisory fees
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Contract with customer, receivable		$ 41,691